Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumualted Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Beginning balance, convertible preferred stock at Dec. 31, 2017		$ 34,314
Beginning balance, convertible preferred stock (Shares) at Dec. 31, 2017		5,996,651
Issuance of Series D convertible preferred stock, net of issuance costs of $43		$ 68,029
Issuance of Series D convertible preferred stock, net of issuance costs of $43 (Shares)		5,750,812
Conversion of convertible promissory note into Series C convertible preferred stock		$ 3,074
Conversion of convertible promissory note into Series C convertible preferred stock (Shares)		259,328
Ending balance, convertible preferred stock at Dec. 31, 2018	$ 106,401	$ 106,401
Ending balance, convertible preferred stock (Shares) at Dec. 31, 2018	12,006,791	12,006,791
Beginning balance at Dec. 31, 2017	$ (23,984)		$ 2		$ (3)	$ (23,983)
Beginning balance (Shares) at Dec. 31, 2017			1,657,627
Issuance of common stock upon exercise of stock options	89			$ 89
Issuance of common stock upon exercise of stock options (Shares)			48,638
Accretion of redeemable convertible preferred stock to redemption value	(984)	$ 984		(171)		(813)
Forfeiture of unvested restricted stock awards (Shares)			(15,136)
Stock-based compensation expense	590			590
Net loss	(19,250)					(19,250)
Unrealized losses on marketable securities, net of tax of $0	(1)				(1)
Ending balance at Dec. 31, 2018	(43,540)		$ 2	508	(4)	(44,046)
Ending balance (Shares) at Dec. 31, 2018			1,691,129
Ending balance, convertible preferred stock at Sep. 30, 2019		$ 106,401
Ending balance, convertible preferred stock (Shares) at Sep. 30, 2019		12,006,791
Issuance of common stock upon exercise of stock options	64			64
Issuance of common stock upon exercise of stock options (Shares)			34,626
Stock-based compensation expense	1,461			1,461
Net loss	(21,943)					(21,943)
Unrealized losses on marketable securities, net of tax of $0	32				32
Ending balance at Sep. 30, 2019	(63,926)		$ 2	2,033	28	(65,989)
Ending balance (Shares) at Sep. 30, 2019			1,725,755
Beginning balance, convertible preferred stock at Dec. 31, 2018	$ 106,401	$ 106,401
Beginning balance, convertible preferred stock (Shares) at Dec. 31, 2018	12,006,791	12,006,791
Issuance of Series D convertible preferred stock, net of issuance costs of $43		$ 25,708
Issuance of Series D convertible preferred stock, net of issuance costs of $43 (Shares)		1,862,236
Ending balance, convertible preferred stock at Dec. 31, 2019	$ 132,109	$ 132,109
Ending balance, convertible preferred stock (Shares) at Dec. 31, 2019	13,869,027	13,869,027
Beginning balance at Dec. 31, 2018	$ (43,540)		$ 2	508	(4)	(44,046)
Beginning balance (Shares) at Dec. 31, 2018			1,691,129
Issuance of common stock upon exercise of stock options	$ 85			85
Issuance of common stock upon exercise of stock options (Shares)	46,259		46,259
Stock-based compensation expense	$ 2,108			2,108
Net loss	(32,202)					(32,202)
Unrealized losses on marketable securities, net of tax of $0	34				34
Ending balance at Dec. 31, 2019	(73,515)		$ 2	2,701	30	(76,248)
Ending balance (Shares) at Dec. 31, 2019			1,737,388
Beginning balance, convertible preferred stock at Jun. 30, 2019		$ 106,401
Beginning balance, convertible preferred stock (Shares) at Jun. 30, 2019		12,006,791
Ending balance, convertible preferred stock at Sep. 30, 2019		$ 106,401
Ending balance, convertible preferred stock (Shares) at Sep. 30, 2019		12,006,791
Beginning balance at Jun. 30, 2019	(56,543)		$ 2	1,521	40	(58,106)
Beginning balance (Shares) at Jun. 30, 2019			1,715,214
Issuance of common stock upon exercise of stock options	21			21
Issuance of common stock upon exercise of stock options (Shares)			10,541
Stock-based compensation expense	491			491
Net loss	(7,883)					(7,883)
Unrealized losses on marketable securities, net of tax of $0	(12)				(12)
Ending balance at Sep. 30, 2019	(63,926)		$ 2	2,033	28	(65,989)
Ending balance (Shares) at Sep. 30, 2019			1,725,755
Beginning balance, convertible preferred stock at Dec. 31, 2019	$ 132,109	$ 132,109
Beginning balance, convertible preferred stock (Shares) at Dec. 31, 2019	13,869,027	13,869,027
Issuance of Series D convertible preferred stock, net of issuance costs of $43		$ 42,248
Issuance of Series D convertible preferred stock, net of issuance costs of $43 (Shares)		3,035,192
Ending balance, convertible preferred stock at Sep. 30, 2020	$ 174,357	$ 174,357
Ending balance, convertible preferred stock (Shares) at Sep. 30, 2020	16,904,219	16,904,219
Beginning balance at Dec. 31, 2019	$ (73,515)		$ 2	2,701	30	(76,248)
Beginning balance (Shares) at Dec. 31, 2019			1,737,388
Issuance of common stock upon exercise of stock options	$ 44			44
Issuance of common stock upon exercise of stock options (Shares)	22,974		22,974
Stock-based compensation expense	$ 2,247			2,247
Net loss	(32,920)					(32,920)
Unrealized losses on marketable securities, net of tax of $0	(15)				(15)
Ending balance at Sep. 30, 2020	(104,159)		$ 2	4,992	15	(109,168)
Ending balance (Shares) at Sep. 30, 2020			1,760,362
Beginning balance, convertible preferred stock at Jun. 30, 2020		$ 174,357
Beginning balance, convertible preferred stock (Shares) at Jun. 30, 2020		16,904,219
Ending balance, convertible preferred stock at Sep. 30, 2020	$ 174,357	$ 174,357
Ending balance, convertible preferred stock (Shares) at Sep. 30, 2020	16,904,219	16,904,219
Beginning balance at Jun. 30, 2020	$ (92,566)		$ 2	4,186	63	(96,817)
Beginning balance (Shares) at Jun. 30, 2020			1,756,018
Issuance of common stock upon exercise of stock options	10			10
Issuance of common stock upon exercise of stock options (Shares)			4,344
Stock-based compensation expense	796			796
Net loss	(12,351)					(12,351)
Unrealized losses on marketable securities, net of tax of $0	(48)				(48)
Ending balance at Sep. 30, 2020	$ (104,159)		$ 2	$ 4,992	$ 15	$ (109,168)
Ending balance (Shares) at Sep. 30, 2020			1,760,362